Consolidated balance sheets (Statement) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 22,517	$ 0
Amounts receivable	1,349	140
Gold prepay loan	6,920	6,842
Other assets	1,023	300
Total current assets	31,809	7,282
Non-current assets
Gold prepay loan	8,237	0
Royalty and stream interests	207,923	68,973
Deferred income taxes	42,059	0
Total non-current assets	258,219	68,973
Total assets	290,028	76,255
Current liabilities
Accounts payable and accrued liabilities	4,391	375
Total current liabilities	4,391	375
Non-current liabilities
Deferred payment liability – host contract	9,046	0
Deferred payment liability – conversion option	3,013	0
Total non-current liabilities	12,059	0
Total liabilities	16,450	375
Equity
Common shares	254,210	0
Net parent investment	0	75,880
Warrants	2,838	0
Contributed surplus	3,091	0
Retained earnings	13,439	0
Total equity	273,578	75,880
Equity and liabilities	$ 290,028	$ 76,255